Leases - Summary of Amounts Related To Leases (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about amounts related to leases [Line Items]
Properties	¥ 973,547	¥ 914,960
Lease liabilities	979,419	939,089
Right-of-use assets [member]
Disclosure of detailed information about amounts related to leases [Line Items]
Properties	973,547	914,960	¥ 740,240	¥ 852,132
Lease liabilities	¥ 979,419	¥ 939,089